Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2021
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Deferred tax assets and liabilities
17.	Deferred tax assets and liabilities
The amount of deferred tax assets and liabilities by type of temporary difference can be detailed as follows:

	2021
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	91	(2 113)	(2 023)
Intangible assets	60	(9 796)	(9 736)
Inventories	88	(66)	22
Trade and other receivables	48	—	48
Interest-bearing loans and borrowings	905	(628)	277
Employee benefits	577	(8)	569
Provisions	511	(19)	492
Derivatives	11	(118)	(107)
Other items	407	(1 198)	(792)
Loss carry forwards	1 015	—	1 015

Gross deferred tax assets/(liabilities)	3 713	(13 947)	(10 235)

Netting by taxable entity	(1 743)	1 743	—

Net deferred tax assets/(liabilities)	1 969	(12 204)	(10 235)

	2020
Million US dollar	Assets	Liabilities	Net
Property, plant and equipment	398	(2 487)	(2 089)
Intangible assets	106	(10 007)	(9 901)
Inventories	86	(65)	22
Trade and other receivables	62	—	62
Interest-bearing loans and borrowings	858	(603)	255
Employee benefits	648	(8)	640
Provisions	525	(30)	495
Derivatives	13	(46)	(33)
Other items	312	(1 152)	(840)
Loss carry forwards	782	—	782

Gross deferred tax assets/(liabilities)	3 790	(14 398)	(10 607)

Netting by taxable entity	(1 771)	1 771	—

Net deferred tax assets/(liabilities)	2 019	(12 627)	(10 607)

The change in net deferred taxes recorded in the consolidated statement of financial position can be detailed as follows:

Million US dollar	2021	2020	2019
Balance at 1 January	(10 607)	(11 105)	(11 648)

Recognized in profit or loss	348	32	19
Recognized in other comprehensive income	(166)	361	109
Acquisitions through business combinations	—	(6)	(18)
Reclassified as held for sale	—	(1)	363
Other movements and effect of changes in foreign exchange rates	190	112	70

Balance at 31 December	(10 235)	(10 607)	(11 105)

Most of the temporary differences are related to the fair value adjustment on intangible assets with indefinite useful lives and property, plant and equipment acquired through business combinations. The realization of the temporary differences on intangible assets acquired through business combinations is unlikely to revert within 12 months as they would be realized upon impairment or disposal of these intangibles which is currently not expected. The net deferred tax liabilities attributable to the US business and mainly related to purchase price accounting amount to 6.5 billion US dollar as of 31 December 2021.
As of 31 December 2021, the total amount of unrecognized tax attributes amounts to 27.9 billion US dollar compared to 27.0 billion US dollar as of 31 December 2020
1
. These unrecognized tax attributes include tax losses carry forward, capital losses, foreign and withholding tax credits, excess dividend received deduction, excess interest carry forward, amongst others. 24.9 billion US dollar of these tax attributes do not have an expiration date, 0.2 billion US dollar, 0.3 billion US dollar and 0.2 billion US dollar expire within respectively 1, 2 and 3 years, while 2.3 billion US dollar have an expiration date of more than 3 years. Deferred tax assets

1	2020 restated to include all tax attributes.
have not been recognized on these items because it is not probable that future taxable profits will be available against which these tax losses and deductible temporary differences can be utilized and the company has no tax planning strategy currently in place to utilize these tax losses and deductible temporary differences.